Investment accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investment accounted for using the equity method

18. Investment accounted for using the equity method

On July 10, 2023, Coinsquare, WonderFi Technologies Inc. ("WonderFi") and CoinSmart Financial Inc. ("CoinSmart") completed a business combination to merge their respective businesses. Before the execution of the WonderFi Transaction, Mogo received 1,353,770 shares of FRNT Financial Inc and 89,429 shares of Mogo from Coinsquare. As part of the transaction, Mogo exchanged its 12,518,473 shares in Coinsquare for 86,962,640 shares of WonderFi. Immediately prior to the transaction Mogo owned 34% of Coinsquare. Immediately following the closing of the transaction, Mogo owns approximately 14% of the combined company, which is traded on the TSX under the ticker WNDR.TO.

As a result of Mogo’s ownership interest in WonderFi dropping below 20%, the Company no longer has significant influence over its investment such that it has changed the classification of its investment from investment in associate accounted for using the equity method, to investment measured at fair value through profit and loss. Furthermore, MogoTrade Inc. ("MTI") is no longer responsible for guaranteeing Coinsquare Capital Markets Ltd's obligations to its clients up to the amount of MTI's regulatory capital.

For the year ended December 31, 2023, the consolidated statements of operations and comprehensive income (loss) have included all amounts relating to the investment accounted for using the equity method in one line item called share of loss in investment accounted for using the equity method.

The following table summarizes the Company's investment accounted for using the equity method as at December 31, 2024 and December 31, 2023:

	As at
	December 31, 2024	December 31, 2023
Balance, beginning of the period	—	24,989
Share of loss in investment accounted for using the equity method:
Share of investee's loss	—	(2,972)
Impairment	—	(5,295)
Revaluation gain	—	97
Distributions received	—	(731)
Transfer to investments measured at FVTPL	—	(16,088)
Balance, end of the period	—	—